OPPENHEIMER VARIABLE ACCOUNT FUNDS
                     Supplement dated January 5, 1996
                    to the Prospectus dated May 1, 1995

The Prospectus is amended as follows:

1. Effective January 5, 1996, the name of Oppenheimer Management Corporation is changed to OppenheimerFunds, Inc. All references in this Prospectus to the Manager are revised accordingly.

2. Effective January 5, 1996, the name of Oppenheimer Shareholder Services is changed to OppenheimerFunds Services. All references in this Prospectus to the Transfer Agent are revised accordingly.



January 5, 1996                                             PS0600.003.0196